Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 537,000.00
Previously Paid Amount	0.00
Total Fee Amount	74.16
Total Offset Amount	0.00
Net Fee	74.16
Narrative - Max Aggregate Offering Price	$ 537,000.00
Final Prospectus	true